The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 86.0%
FHLMC Multifamily - 30.0%
2021-P009, 1.13%, 01/25/2031	$276,089	$258,007
KSG1, 1.50%, 09/25/2030	3,870,000	3,433,557
K123, 1.62%, 12/25/2030	1,500,000	1,329,806
2021-P009, 1.88%, 01/25/2031	1,000,000	899,127
K135, 1.91%, 10/25/2031 (a)	3,500,000	3,069,394
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	887,249
K141, 2.25%, 02/25/2032	4,800,000	4,285,558
K145, 2.65%, 11/25/2031	1,724,820	1,636,069
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,815,300
2022-P013, 2.85%, 02/25/2032 (a)	2,000,000	1,835,041
K1514, 2.86%, 10/25/2034	2,300,000	2,025,890
K092, 3.13%, 10/25/2028	1,999,560	1,974,948
K158, 4.05%, 07/25/2033	5,200,000	5,102,433
K761, 4.40%, 06/25/2032	2,000,000	2,015,680
K171, 4.40%, 06/25/2035 (a)	3,300,000	3,278,935
K547, 4.42%, 05/25/2030 (a)	2,000,000	2,010,866
2025-ML31, 4.50%, 06/25/2042 (a)	2,000,000	2,023,212
K760, 4.55%, 01/25/2032 (a)	3,000,000	3,052,680
M071, 4.65%, SOFR30A + 0.300%, 08/15/2040 (a)	3,942,648	3,932,759
Q027, 4.66%, 08/25/2031	2,000,000	2,025,824
K169, 4.66%, 12/25/2034 (a)	4,000,000	4,061,689
2024-P016, 4.77%, 09/25/2033 (a)	1,000,000	1,009,774
2025-ML30, 4.78%, 07/25/2042 (a)	2,996,128	3,085,478
K759, 4.80%, 01/25/2032 (a)	7,000,000	7,217,350
K540, 4.87%, SOFR30A + 0.520%, 11/25/2029 (a)	999,223	998,286
2025-ML29, 4.87%, 01/25/2043 (a)	4,989,141	5,160,684
K542, 4.88%, SOFR30A + 0.530%, 01/25/2030 (a)	1,999,687	1,999,683
KF141, 4.92%, SOFR30A + 0.570%, 07/25/2032 (a)	4,528,020	4,555,082
KF164, 4.92%, SOFR30A + 0.570%, 10/25/2034 (a)	972,991	972,989
K526, 4.95%, SOFR30A + 0.600%, 06/25/2029 (a)	2,997,002	2,999,052
KF167, 4.95%, SOFR30A + 0.600%, 05/25/2035 (a)	3,000,000	2,999,993

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Q032, 4.95%, 11/25/2054 (a)	$1,902,881	$1,927,775
K170, 5.00%, 02/25/2035 (a)	9,000,000	9,378,397
KJ53, 5.05%, SOFR30A + 0.700%, 10/25/2034 (a)	2,995,963	2,999,024
Q030, 5.30%, SOFR30A + 0.940%, 01/25/2044 (a)	5,162,735	5,167,419
		101,425,010

FHLMC Single Family - 12.4%
Pool RA5346, 2.00%, 05/01/2051	912,991	747,169
Pool Q41874, 3.00%, 07/01/2046	924,356	838,907
Pool RA1853, 3.00%, 12/01/2049	559,076	500,430
Pool WA4823, 3.08%, 02/01/2050	5,573,990	4,239,710
Pool WA0500, 3.48%, 03/01/2047	2,228,613	1,922,996
Pool WA4844, 3.80%, 10/01/2042	2,980,486	2,615,369
Pool WN5283, 3.85%, 09/01/2029	2,000,000	1,976,557
Pool WA3194, 3.90%, 07/01/2037	1,446,954	1,347,845
Pool WN2253, 4.00%, 09/01/2032	1,000,000	973,709
Pool WA4839, 4.00%, 01/01/2054	1,626,220	1,368,056
Pool WA3283, 4.09%, 06/01/2039	2,470,627	2,310,188
Pool WN5065, 4.20%, 08/01/2029	2,000,000	1,999,458
Pool WN5231, 4.25%, 02/01/2030	3,000,000	3,005,945
Pool WA1648, 4.50%, 04/01/2035	996,938	993,295
Pool WN5213, 4.75%, 01/01/2030	1,000,000	1,010,477
Pool WA2241, 4.75%, 11/01/2040	5,440,225	5,397,618
Pool WS4030, 4.75%, 08/01/2041	1,135,994	1,103,103
Pool WN0179, 4.75%, 01/01/2045	4,000,000	3,819,378
Pool WS4017, 4.95%, 07/01/2040	1,476,673	1,461,499
Pool WA4853, 5.25%, 05/01/2055	998,367	977,284
Pool RJ5015, 5.50%, 10/01/2055	1,840,869	1,863,770
Pool RJ0241, 6.00%, 10/01/2053	561,827	582,903
Pool RJ2692, 6.00%, 09/01/2054	655,186	675,971
		41,731,637

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FNMA Multifamily - 1.8%
2023-M5, 4.40%, 07/25/2033 (a)	$5,000,000	$4,988,642
2024-M1, 4.50%, 01/25/2034 (a)	1,000,000	1,000,121
		5,988,763

FNMA Single Family - 17.5%
Pool BL7673, 1.57%, 08/01/2037	1,814,535	1,368,642
Pool BS0345, 1.61%, 01/01/2036	895,624	712,810
Pool CA7479, 2.00%, 10/01/2050	335,022	272,365
Pool CA7480, 2.00%, 10/01/2050	1,022,364	836,693
Pool CA8444, 2.00%, 12/01/2050	786,607	643,763
Pool CB0268, 2.00%, 04/01/2051 (b)	3,005,455	2,459,632
Pool BT0120, 2.00%, 05/01/2051	1,030,427	843,258
Pool CB1441, 2.00%, 08/01/2051	2,680,662	2,172,292
Pool CB2317, 2.00%, 12/01/2051	1,308,518	1,063,097
Pool CB2738, 2.50%, 01/01/2052	4,733,075	4,008,821
Pool CB2739, 2.50%, 01/01/2052	596,965	509,364
Pool CB2830, 2.50%, 02/01/2052	942,172	802,183
Pool AS7484, 3.00%, 06/01/2046	342,143	309,532
Pool BC0962, 3.00%, 06/01/2046	227,501	209,558
Pool AS7476, 3.00%, 07/01/2046	335,017	304,785
Pool AS7647, 3.00%, 07/01/2046	558,578	512,446
Pool AS7653, 3.00%, 07/01/2046	839,203	758,946
Pool AS8262, 3.00%, 10/01/2046	516,199	466,832
Pool CA4927, 3.00%, 01/01/2050	312,576	279,345
Pool AN5657, 3.30%, 07/01/2032	332,999	315,917
Pool AN7888, 3.30%, 12/01/2034	3,177,044	2,923,454
Pool AS8734, 3.50%, 01/01/2047	533,801	499,365
Pool AS9360, 3.50%, 04/01/2047	326,365	308,155
Pool CA1158, 3.50%, 02/01/2048	240,153	222,840
Pool CA1985, 4.00%, 06/01/2048	226,970	217,818
Pool BS8180, 4.08%, 04/01/2028	995,775	996,236
Pool BZ4203, 4.26%, 06/01/2030	1,000,000	1,002,529

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool BZ4388, 4.41%, 07/01/2032	$1,000,000	$1,002,326
Pool BZ3372, 4.43%, 03/01/2030	5,000,000	5,059,750
Pool BZ2242, 4.50%, 11/01/2034	4,963,489	4,962,164
Pool BZ3883, 4.54%, 05/01/2032	1,300,000	1,314,906
Pool BZ3304, 4.55%, 03/01/2030	3,000,000	3,054,190
Pool BZ1150, 4.55%, 06/01/2031	400,000	405,752
Pool BZ4222, 4.69%, 06/01/2030	1,994,161	2,025,703
Pool BZ3471, 4.71%, 04/01/2032	1,000,000	1,019,508
Pool BS7108, 4.83%, 12/01/2032	2,661,750	2,729,717
Pool BZ0567, 4.94%, 05/01/2034	1,000,000	1,025,888
Pool BZ0271, 5.05%, 01/01/2040	1,980,233	2,013,512
Pool BZ0597, 5.10%, 03/01/2040	1,983,756	2,028,960
Pool BS8987, 5.15%, 07/01/2040	1,080,732	1,105,050
Pool CB7021, 5.50%, 09/01/2053	1,257,058	1,278,637
Pool CB7245, 5.50%, 09/01/2053	755,751	770,709
Pool CB8111, 5.50%, 03/01/2054	1,291,376	1,316,060
Pool CB7935, 6.00%, 01/01/2054	1,009,632	1,044,846
Pool CB8085, 6.00%, 02/01/2054	856,759	885,351
Pool CB9112, 6.00%, 08/01/2054	1,051,360	1,088,075
		59,151,782

FRESB Multifamily - 5.6%
2020-SB80, 0.83%, SOFR30A + 0.000%, 09/25/2040 (a)	1,495,391	1,489,153
2020-SB77, 1.12%, 06/25/2040 (a)	1,443,264	1,366,909
2021-SB84, 1.49%, 01/25/2031 (a)	1,620,123	1,425,915
2021-SB93, 1.50%, 09/25/2041 (a)	850,704	827,836
2021-SB93, 1.60%, 10/25/2028 (a)	783,651	729,605
2020-SB71, 2.21%, 12/25/2029 (a)	1,174,266	1,086,593
2020-SB71, 2.25%, 12/25/2039 (a)	750,033	681,419
2019-SB68, 2.42%, 09/25/2029 (a)	1,626,442	1,513,950
2019-SB59, 3.19%, 12/25/2025 (a)	109,483	109,010
2018-SB57, 3.87%, 08/25/2038 (a)	1,158,365	1,132,482

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
2020-SB76, 4.09%, SOFR30A + 0.814%, 04/25/2040 (a)	$1,078,672	$1,072,691
2025-SB120, 4.42%, 01/25/2030 (a)	2,997,564	3,019,511
2024-SB116, 4.55%, 09/25/2029 (a)	1,596,429	1,614,874
2024-SB116, 4.68%, 09/25/2031 (a)	1,857,839	1,876,596
2020-SB71, 5.04%, SOFR30A + 0.814%, 11/25/2039 (a)	926,935	922,103
		18,868,647

GNMA Multifamily - 18.6%
2021-183, 1.75%, 01/16/2063	1,381,015	1,059,165
2023-145, 2.50%, 09/16/2065	3,826,798	3,142,077
2017-135, 2.60%, 08/16/2058	483,938	418,549
2017-74, 2.60%, 09/16/2058	388,616	330,570
2023-92, 3.50%, 10/16/2062 (a)	3,822,544	3,613,082
2023-74, 4.00%, 10/16/2055	1,661,041	1,598,570
2023-44, 4.00%, 08/16/2056	2,865,743	2,724,902
2023-16, 4.00%, 07/16/2063 (a)	1,923,299	1,868,678
2023-191, 4.00%, 05/16/2064 (a)	2,351,689	2,243,835
2024-12, 4.25%, 11/16/2036	1,797,292	1,745,898
2024-158, 4.50%, 09/16/2057	1,934,326	1,858,870
2024-166, 4.50%, 04/16/2058 (a)	2,473,095	2,434,835
2024-153, 4.50%, 03/16/2065	2,417,999	2,388,880
2024-12, 4.50%, 05/16/2065 (a)	3,008,476	2,903,178
2025-54, 4.65%, 06/16/2040 (a)	1,755,529	1,747,566
2025-18, 4.65%, 01/16/2057	991,290	972,641
2025-17, 4.75%, 05/16/2058 (a)	1,985,582	1,966,416
2025-16, 4.85%, 10/01/2037	3,364,625	3,388,009
2025-36, 5.00%, 05/16/2056	5,561,820	5,564,995
2025-40, 5.00%, 08/16/2057	1,093,700	1,091,439
2024-193, 5.00%, 04/16/2062	3,710,513	3,689,628
2023-162, 5.00%, 03/16/2064 (a)	2,374,496	2,469,426
2024-54, 5.00%, 02/15/2065 (a)	1,775,882	1,739,429
2024-122, 5.00%, 05/16/2065 (a)	1,977,913	1,937,019

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
2024-72, 5.00%, 05/16/2065 (a)	$986,733	$960,074
2025-16, 5.00%, 06/01/2065	2,781,611	2,761,141
2025-109, 5.00%, 08/16/2066	3,000,000	2,875,710
2025-126, 5.55%, 05/16/2067 (a)	2,996,829	3,188,114
		62,682,696

GNMA Single Family - 0.1%
Pool G2 AU1835, 3.00%, 08/20/2046	309,903	277,167
Pool G2 AU1762, 3.50%, 07/20/2046	202,470	186,399
		463,566

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $295,207,912)		290,312,101

MUNICIPAL BONDS - 4.1%
Colorado - 0.3%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	855,000	925,563

Florida - 0.3%
Florida, Housing Finance, RB
4.64%, 01/01/2028	565,000	573,380
4.84%, 01/01/2029	95,000	97,327
4.97%, 01/01/2030	245,000	252,732
5.03%, 07/01/2030	95,000	98,222
		1,021,661

Maryland - 1.3%
Maryland, Department of Housing & Community
Development, RB
4.34%, 03/01/2027	300,000	301,988
4.34%, 09/01/2027	250,000	252,137
4.35%, 03/01/2026	200,000	200,371

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
4.35%, 09/01/2026	$200,000	$200,915
4.36%, 03/01/2028	350,000	353,323
6.00%, 03/01/2055	2,965,000	3,092,114
		4,400,848

Massachusetts - 0.0%
Massachusetts State, Housing Finance Agency, RB
1.33%, 12/01/2025	70,000	69,696

Nebraska - 0.0%
Nebraska Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	102,505
4.94%, 09/01/2029	100,000	102,821
5.10%, 03/01/2030	100,000	103,460
5.15%, 09/01/2030	100,000	103,440
		412,226

New Jersey - 0.4%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	452,038
5.26%, 11/01/2030	445,000	463,373
5.30%, 05/01/2031	320,000	333,421
		1,248,832

New York - 1.4%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,454,103
2.29%, 11/01/2030	415,000	377,319
3.43%, 01/01/2027	1,000,000	994,947
5.29%, 02/01/2031	250,000	260,352
5.31%, 02/01/2033	250,000	259,026
5.33%, 08/01/2033	330,000	340,566

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
5.34%, 08/01/2031	$250,000	$260,488
5.37%, 08/01/2030	250,000	261,343
5.38%, 02/01/2032	250,000	260,088
		4,468,232

Virginia - 0.4%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	465,229
2.31%, 11/01/2031	500,000	448,678
2.46%, 11/01/2032	500,000	441,140
		1,355,047

TOTAL MUNICIPAL BONDS
(COST $13,959,245)		13,902,105

MORTGAGE-BACKED SECURITIES - 2.4%
BX Commercial Mortgage Trust
5.64%, TSFR1M + 1.490%, 01/17/2039 (a)(c)	2,155,000	2,152,980
5.99%, TSFR1M + 1.840%, 01/17/2039 (a)(c)	3,000,000	2,996,250
STWD Mortgage Trust
5.12%, TSFR1M + 0.972%, 11/15/2036 (a)(c)	3,000,000	2,994,375

TOTAL MORTGAGE-BACKED SECURITIES
(COST $8,049,641)		8,143,605

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
U.S. TREASURY OBLIGATIONS - 6.7%
U.S. Treasury Notes
3.38%, 09/15/2028	$7,000,000	$6,953,515
3.63%, 08/31/2030	8,870,000	8,827,036
3.88%, 06/30/2030	3,600,000	3,622,922
3.88%, 08/31/2032	820,000	817,822
4.25%, 05/15/2035	2,500,000	2,523,047

TOTAL U.S. TREASURY OBLIGATIONS
(COST $22,724,946)		22,744,342

SHORT-TERM INVESTMENT - 0.8%

	Shares
Short-Term Investment - 0.8%
Fidelity Institutional Government Portfolio, Cl I, 4.04% (d)	2,558,711	2,558,711

TOTAL SHORT-TERM INVESTMENT
(COST $2,558,711)		2,558,711

TOTAL INVESTMENTS (COST $342,500,455) - 100.0%		337,660,864
OTHER ASSETS AND LIABILITIES - 0.0%		124,968
NET ASSETS - 100.0%		$337,785,832

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Short Contracts U.S. Long Treasury Bonds	(100)	Dec-2025	$(11,440,250)	$(11,659,375)	$(219,125)
Ultra 10-Year U.S. Treasury Notes	(154)	Dec-2025	(17,603,812)	(17,722,032)	(118,220)
			$(29,044,062)	$(29,381,407)	$(337,345)

The Community Development Fund	September 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(c)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at September 30, 2025 was $8,143,605 and represents 2.4% of Net Assets.

(d)	Rate shown is the 7-day effective yield as of September 30, 2025.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

RB — Revenue Bond

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month